GUARANTEE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
GUARANTEE LIABILITIES.
Schedule of movement of guarantee liabilities

RMB
As of January 1, 2023	4,120,346
Provision at the inception of new loans	4,926,567
Released into revenue	(5,097,312)
As of December 31, 2023	3,949,601

As of January 1, 2024	3,949,601
Provision at the inception of new loans	2,350,319
Released into revenue	(3,916,718)
As of December 31, 2024	2,383,202

RMB
As of January 1, 2023	3,418,391
Provision for contingent liabilities	3,053,810
Net payout (1)	(3,264,937)
As of December 31, 2023	3,207,264

As of January 1, 2024	3,207,264
Provision for contingent liabilities	478,404
Net payout (1)	(1,865,318)
As of December 31, 2024	1,820,350
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans
December 31, 2023 (RMB):	468,704	231,464	19,366	—	40,423,833	41,143,367
December 31, 2024 (RMB):	200,765	96,403	10,661	—	24,515,488	24,823,317